Income Taxes - Schedule of Provision For Income Taxes (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024
Current:
Federal			$ 16,483	$ 112,947
State			1,456	1,456
Total current			17,939	114,403
Deferred:
Federal
State
Total deferred
Total provision for income taxes	$ (174,546)	$ 10,901	$ 17,939	$ 114,403